Business Combination	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about business combination [abstract]
Business combination
B.5	Business combination
BHP Petroleum merger
On 17 August 2021, Woodside and BHP Group (BHP) entered into a merger commitment deed to combine their respective oil and gas portfolios by an all-stock
merger. The Share Sale Agreement (SSA) and the integration and transition services agreement were executed on 22 November 2021. Under the SSA, the merger took economic effect from 1 July 2021 and Woodside became entitled to the economic benefits and risks of the assets and liabilities that were the subject of the merger from that date.
On 19 May 2022, 98.66% of Woodside shareholders voted in favour of the merger at Woodside’s Annual General Meeting.
On 1 June 2022, the transaction was completed with the Group acquiring 100% of the issued share capital of BHP Petroleum International Pty Ltd (subsequently renamed Woodside Energy Global Holdings Pty Ltd), which held BHP’s oil and gas business. In exchange, the Group issued 914,768,948 new Woodside shares to BHP as part of the merger consideration. The transaction has been accounted for as a business combination with an acquisition date of 1 June 2022. The Group’s net profit after tax for the year ended 31 December 2022 incorporates BHPP results from acquisition date. The merger is expected to create opportunities to realise ongoing synergies.

Due to the size, complexity and timing of the transaction, the assets acquired and liabilities assumed are measured on a provisional basis. As at 31 December 2022, the Allocable Cost Amount (ACA) tax valuation process has been substantially completed with potential adjustments if new information is obtained within 12 months from the acquisition date about facts and circumstances that existed at the acquisition date. Adjustments will be made to the provisional amounts recognised including the value of goodwill.
The merged Group’s financial results could be adversely affected by impairments of goodwill or other intangible assets, the application of future accounting policies or interpretations of existing accounting policies including by regulatory direction, and changes in estimates of decommissioning costs. Details and risks have been included in the Merger Explanatory Memorandum released on 8 April 2022.
Given the purchase consideration was agreed on 22 November 2021 based on a fixed number of shares, the final value of consideration paid was subject to fluctuations in share price until completion on 1 June 2022. This has resulted in a material goodwill number which will be subject to impairment in future, for example should commodity prices decrease.
Details of the purchase consideration and the provisional fair value of goodwill, identifiable assets and liabilities of BHPP acquired are as follows:

Provisional fair value of net identifiable assets and goodwill arising on acquisition date	US$m
Cash and cash equivalents	399
Receivables	1,164
Inventories	295
Investments accounted for using the equity method	267
Other financial assets	59
Other assets	114
Exploration and evaluation assets	180
Oil and gas properties	19,353
Lease assets	142
Payables	(910)
Provisions	(4,804)
Tax payable	(365)
Deferred tax liabilities	(576)
Lease liabilities	(268)
Other liabilities	(1,054)
Net identifiable assets acquired	13,996
Goodwill arising on acquisition	4,614
Purchase consideration	18,610

Purchase consideration	US$m
Shares issued, at fair value	19,265
Other reserves (share replacement awards)	18
Provisional locked box payment received 1	(683)
Adjustments to locked box payment	10
Total purchase consideration	18,610

1.
Represents the positive net cash flow of $1,513 million generated by BHPP assets from
the effective date of the business combination offset by the notional dividend distribution of $830 million paid to BHP.

Analysis of cash flows on acquisition	US$m
Cash acquired on acquisition	399
Provisional locked box payment received	683
Net cash flow on acquisition (Included in the consolidated statement of cash flows as investing activities)	1,082
Acquisition-related costs of $419 million that were not directly attributable to the issue of shares are included as an expense in general, administration and other costs in the consolidated income statement. $357 million has been paid and included in the consolidated statement of cash flows as operating activities. Acquisition-related costs of $5 million directly attributable to the issue of shares are included in contributed equity and included in the consolidated statement of cash flows as financing activities.

Shares issued, at fair value
The fair value of 914,768,948 shares issued as part of the consideration paid to BHP was $19,265 million. This was based on the published share price on 1 June 2022 of US$21.06 per share.
Provisional locked box payment received
The Group received $683 million as part of the merger consideration which includes the locked box payment of $1,513 million representing the positive net cash flow generated by BHPP assets from the effective date of the transaction to completion date offset by the notional dividend distribution of $830 million paid to BHP.

The $683 million of provisional locked box payment received and the $399 million of cash and cash equivalents acquired as part of the merger have been included within investing activities in the consolidated statement of cash flows.
Revenue and contribution to the Group
The acquired business contributed operating revenue of $4,653 million and profit before tax of $2,042 million to the Group from the acquisition date to 31 December 2022. If the acquisition had occurred on 1 January 2022, consolidated operating revenue and profit before tax would have been higher by $3,115 million and $1,265 million respectively.
Acquired receivables
The fair value of receivables approximates the gross amount of trade receivables. None of the receivables have been impaired and the full contractual amounts are expected to be collected.
Other liabilities
The Group recognised contingent liabilities of $79 million within
o
ther
l
iabilities. This is based on the Group’s assessment of the fair value of contingent liabilities acquired on acquisition, taking into account a range of possible outcomes.
As at 31 December 2022, there have been no changes to the amount recognised on acquisition date.
Goodwill
Goodwill arising from the acquisition has been recognised as the excess of consideration paid above the fair value of the assets acquired and liabilities assumed as part of the business combination. $1,958 million of the goodwill arises from the deferred tax liability recognised on acquisition as a consequence of asset tax bases received in the merger being lower than the fair value of the assets acquired. The remaining goodwill of $2,656 million reflects the value expected to be generated from the Pluto-Scarborough CGU as a result of the merger. The goodwill is not deductible for tax purposes.
Goodwill is initially measured at cost and is subsequently measured at cost less any accumulated impairment losses. For the purposes of impairment testing, goodwill acquired in a business combination is, from the acquisition date, allocated to each of the Group’s CGUs or groups of CGUs no larger than an operating segment that are expected to benefit from the combination, irrespective of whether other assets or liabilities of the acquiree are assigned to those units.
Where goodwill has been allocated to a CGU and part of the operation within that unit is disposed of, the goodwill associated with the disposed operation is included in the carrying amount of the operation when determining the gain or loss on disposal. Goodwill is not amortised but will be assessed at least annually for impairment and more frequently if events or changes in circumstances indicate that it might be impaired.
Share replacement awards
In accordance with the terms of the SSA, the Group exchanged equity-settled share-based payment awards held by employees of BHPP for equity-settled share-based payment awards of Woodside. The replacement awards are based on service conditions with a vesting date of 31 August 2023 and 31 August 2024. The fair value of the replacement awards on acquisition is $49 million based on a forfeiture rate of 3%. $18 million has been included as part of the purchase consideration and the remaining amount will be recognised as post-acquisition compensation cost.
Business combination accounting
The acquisition method of accounting is used to account for all business combinations, including business combinations involving entities or businesses under common control, regardless of whether equity instruments are issued or liabilities incurred or assumed at the date of exchange. Where equity instruments are issued in an acquisition, the fair value of the instruments is their published market price as at the date of exchange.
Transaction costs arising on the issue of equity instruments are recognised directly in equity. Transaction costs that were not directly attributable to the issue of shares are expensed as incurred.
Contractual assets and liabilities in respect of sales agreements are recognised at fair value.
Restoration provisions are recognised on acquisition at fair value.

Key estimates and judgements

(a)
Fair value determination for net assets acquired
Judgement is required to determine the fair value of assets acquired and liabilities assumed in a business combination, which can have a material impact on resultant goodwill. This includes the use of a cash flow model to estimate the expected future cash flows of the oil and gas assets acquired, based on reserves and resources at acquisition date and the discount rate used. The expected future cash flows are based on estimates of future production, commodity
and
carbon
prices, operating costs, and forecast capital expenditures at acquisition date.

Restoration provisions require judgemental assumptions regarding removal date, environmental legislation and regulations and the extent of restoration activities required in determining the cost estimate.

Carry forward tax losses are recognised only if it is probable that sufficient future taxable income will be available to utilise the losses.

(b)
Goodwill allocation
Judgement is required in the allocation of goodwill to the Group’s CGUs that are expected to benefit from the synergies of the business combination. Refer to Note B.4 for the details of the goodwill allocation.